Stockholders' Equity - Preferred Stock Shares (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series 1 convertible preferred stock, 4,305 shares authorized	4,305	4,305	4,305
Series 1 convertible preferred stock, $0.00001 par value	$ 0.00001	$ 0.00001	$ 0.00001
Series 1 convertible preferred stock, shares issued	2,961	2,961	2,961
Series 1 convertible preferred stock, shares outstanding	2,961	2,961	2,961
Star Peak Energy Transition Corp [Member]
Series 1 convertible preferred stock, 4,305 shares authorized	1,000,000	1,000,000	1,000,000
Series 1 convertible preferred stock, $0.00001 par value	$ 0.0001	$ 0.0001	$ 0.0001
Series 1 convertible preferred stock, shares issued	0	0	0
Series 1 convertible preferred stock, shares outstanding	0	0	0